Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income
Currency translation adjustment generated by the parent company	$ 2,573	$ (4,976)	$ (7,202)
Currency translation adjustment	(3,277)	1,734	4,216
Currency translation adjustment of equity affiliates	(179)	3,002	536
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	(883)	(240)	(2,450)
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Currency translation adjustment	(3,174)	3,120	4,654
Currency translation adjustment of equity affiliates	(107)	(1,076)	730
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	(708)	(2,932)	(1,818)
Pound Sterling
Other comprehensive income
Currency translation adjustment	186	(592)	(180)
Currency translation adjustment of equity affiliates	(9)	31	4
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	177	(561)	(176)
Ruble
Other comprehensive income
Currency translation adjustment		4	(1)
Currency translation adjustment of equity affiliates		4,247	(27)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE		4,251	(28)
Other currencies
Other comprehensive income
Currency translation adjustment	(289)	(798)	(257)
Currency translation adjustment of equity affiliates	(63)	(200)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	$ (352)	$ (998)	$ (428)